Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Columbia Select Global Equity Fund-Class A
Shareholder Report [Line Items]
Fund Name	Columbia Select Global Equity Fund
Class Name	Class A
Trading Symbol	IGLGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Select Global Equity Fund (the Fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 59	1.20% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.20%	[1]
Net Assets	$ 680,658,067
Holdings Count | Holding	42
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key F u nd Statistics
Fund net assets	$ 680,658,067
Total number of portfolio holdings	42
Portfolio turnover for the reporting period	41%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At April 30, 2025, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.
Top Holdings
Microsoft Corp.	8.4%
MasterCard, Inc., Class A	5.7%
NVIDIA Corp.	4.3%
Linde PLC	4.0%
Amazon.com, Inc.	4.0%
RELX PLC	3.6%
SAP SE	3.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.5%
Howmet Aerospace, Inc.	3.6%
Visa, Inc., Class A	3.5%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	8.4%
MasterCard, Inc., Class A	5.7%
NVIDIA Corp.	4.3%
Linde PLC	4.0%
Amazon.com, Inc.	4.0%
RELX PLC	3.6%
SAP SE	3.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.5%
Howmet Aerospace, Inc.	3.6%
Visa, Inc., Class A	3.5%

Columbia Select Global Equity Fund-Class C
Shareholder Report [Line Items]
Fund Name	Columbia Select Global Equity Fund
Class Name	Class C
Trading Symbol	RGCEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Select Global Equity Fund (the Fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a perce ntag e of a $10,000 investment
Class C	$ 96	1.95% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.95%	[1]
Net Assets	$ 680,658,067
Holdings Count | Holding	42
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 680,658,067
Total number of portfolio holdings	42
Portfolio turnover for the reporting period	41%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At April 30, 2025, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.
Top Holdings
Microsoft Corp.	8.4%
MasterCard, Inc., Class A	5.7%
NVIDIA Corp.	4.3%
Linde PLC	4.0%
Amazon.com, Inc.	4.0%
RELX PLC	3.6%
SAP SE	3.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.5%
Howmet Aerospace, Inc.	3.6%
Visa, Inc., Class A	3.5%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	8.4%
MasterCard, Inc., Class A	5.7%
NVIDIA Corp.	4.3%
Linde PLC	4.0%
Amazon.com, Inc.	4.0%
RELX PLC	3.6%
SAP SE	3.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.5%
Howmet Aerospace, Inc.	3.6%
Visa, Inc., Class A	3.5%

Columbia Select Global Equity Fund-Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Select Global Equity Fund
Class Name	Institutional Class
Trading Symbol	CGEZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Select Global Equity Fund (the Fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 inv
est
ment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 47	0.95% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%	[1]
Net Assets	$ 680,658,067
Holdings Count | Holding	42
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 680,658,067
Total number of portfolio holdings	42
Portfolio turnover for the reporting period	41%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At April 30, 2025, the Fund inv es
ted at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.
Top Holdings
Microsoft Corp.	8.4%
MasterCard, Inc., Class A	5.7%
NVIDIA Corp.	4.3%
Linde PLC	4.0%
Amazon.com, Inc.	4.0%
RELX PLC	3.6%
SAP SE	3.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.5%
Howmet Aerospace, Inc.	3.6%
Visa, Inc., Class A	3.5%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	8.4%
MasterCard, Inc., Class A	5.7%
NVIDIA Corp.	4.3%
Linde PLC	4.0%
Amazon.com, Inc.	4.0%
RELX PLC	3.6%
SAP SE	3.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.5%
Howmet Aerospace, Inc.	3.6%
Visa, Inc., Class A	3.5%

Columbia Select Global Equity Fund-Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Select Global Equity Fund
Class Name	Institutional 2 Class
Trading Symbol	RGERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Select Global Equity Fund (the Fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 46	0.92% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%	[1]
Net Assets	$ 680,658,067
Holdings Count | Holding	42
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 680,658,067
Total number of portfolio holdings	42
Portfolio turnover for the reporting period	41%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a pe rc
entage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other f ac
tors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At April 30, 2025, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.
Top Holdings
Microsoft Corp.	8.4%
MasterCard, Inc., Class A	5.7%
NVIDIA Corp.	4.3%
Linde PLC	4.0%
Amazon.com, Inc.	4.0%
RELX PLC	3.6%
SAP SE	3.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.5%
Howmet Aerospace, Inc.	3.6%
Visa, Inc., Class A	3.5%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	8.4%
MasterCard, Inc., Class A	5.7%
NVIDIA Corp.	4.3%
Linde PLC	4.0%
Amazon.com, Inc.	4.0%
RELX PLC	3.6%
SAP SE	3.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.5%
Howmet Aerospace, Inc.	3.6%
Visa, Inc., Class A	3.5%

Columbia Select Global Equity Fund-Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Select Global Equity Fund
Class Name	Institutional 3 Class
Trading Symbol	CSEYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Select Global Equity Fund (the Fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 43	0.87% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.87%	[1]
Net Assets	$ 680,658,067
Holdings Count | Holding	42
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 680,658,067
Total number of portfolio holdings	42
Portfolio turnover for the reporting period	41%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At April 30, 2025, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.
Top Holdings
Microsoft Corp.	8.4%
MasterCard, Inc., Class A	5.7%
NVIDIA Corp.	4.3%
Linde PLC	4.0%
Amazon.com, Inc.	4.0%
RELX PLC	3.6%
SAP SE	3.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.5%
Howmet Aerospace, Inc.	3.6%
Visa, Inc., Class A	3.5%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	8.4%
MasterCard, Inc., Class A	5.7%
NVIDIA Corp.	4.3%
Linde PLC	4.0%
Amazon.com, Inc.	4.0%
RELX PLC	3.6%
SAP SE	3.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.5%
Howmet Aerospace, Inc.	3.6%
Visa, Inc., Class A	3.5%

[1]	Annualized.